Pension and Other Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expense	$ 12.6	$ 11.8	$ 11.1
Accumulated benefit obligation	272.5	296.4
Project benefit obligation for the pension plans with an accumulated benefit obligation in excess of plan assets	228.3	247.5
Accumulated benefit obligation for the pension plans with an accumulated benefit obligation in excess of assets	225.4	243.9
Fair value of plan assets for the pension plans with an accumulated benefit obligations in excess of plan assets	150.2	158.2
Projected benefit obligation for the pension plans with an accumulated benefit less than plan assets	46.9	52.8
Accumulated benefit obligation for the pension plans with an accumulated benefit obligation less than plan assets	47.1	52.5
Fair value of plan assets for the pension plans with an accumulated benefit obligations less than plan assets	$ 54.1	$ 58.5
Target asset allocation for the investment of the assets in equity securities minimum	20.00%
Target asset allocation for the investment of the assets in equity securities maximum	25.00%
Target asset allocation for the investment of the assets in fixed income securities minimum	75.00%
Target asset allocation for the investment of the assets in fixed income securities maximum	80.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for the investment of the assets in fixed income securities	30.00%
Target asset allocation for the investment of the assets in equity securities	60.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for the investment of the assets in fixed income securities	40.00%
Target asset allocation for the investment of the assets in equity securities	70.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plans	$ 5.2
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plans	$ 2.0